Commitments and Contingencies (Details Narrative) (10-Q) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Feb. 28, 2018
CFTC [Member]
Loss contingency amount			$ 150,000
Fibernet Corp [Member]
Settlement amount	$ 35,160	$ 35,160